MassMutual

                                   CORPORATE
                                   INVESTORS






                                     [LOGO]






















                               REPORT for the SIX
                              MONTHS ENDED 6/30/02

MassMutual Corporate Investors           Adviser
c/o David L. Babson & Company Inc.          David L. Babson & Company Inc.
1500 Main Street, Suite 1100
Springfield, Massachusetts 01115         Auditor
(413) 226-1516                              Deloitte & Touche, LLP
www.massmutual.com/mci                      New York, New York 10281

                                         Custodian
                                            Citibank, N.A.

                                         Transfer Agent & Registrar
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374


                                     [LOGOS]

                    Internet website: www.massmutual.com/mci


                        Investment Objective and Policy

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS

                                                                   JULY 31, 2002

We are pleased to present the June 30, 2002 Quarterly Report of MassMutual Corporate Investors. The Board of Trustees declared a quarterly dividend of 43 cents per share, payable on August 14, 2002 to shareholders of record on August 1, 2002. A dividend of 47 cents per share was paid in the previous quarter.

The markets continued to be extremely volatile in the second quarter with accounting irregularities shocking the market. For the quarter, the S&P 500 Index was down 13.39%, the Russell 2000 Index declined 8.35%, and the Dow Jones Industrial Average declined 10.72%, it's worst second quarter performance since 1970. Fixed income results for the second quarter were mixed. The Merrill Lynch High Yield Master II Index posted a negative return of 6.98%. However, the investment grade bond markets were up for the quarter. The Lehman Intermediate Government/Credit Bond Index and the Lehman Government/Credit Bond Index both posted solid returns of 3.56% and 3.75%, respectively, for the quarter.

For the quarter ended June 30, 2002, the Trust earned 43 cents per share compared to 41 cents per share in the previous quarter. Net assets of the Trust as of June 30th were $179,984,179 or $20.51 per share compared to $181,860,083 or $20.78 per share on March 31, 2002. This translated into a 0.97% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust returned 10.69%, 15.08%, and 14.61% for the 5-, 10- and 25-year periods ended June 30, 2002, respectively, based on change in net assets with reinvestment of dividends.

Private placement activity picked up during the second quarter. Four new private securities and one add-on investment, totaling approximately $9.1 million, were added to the Trust's portfolio. The Trust purchased securities of Beacon Medical Products, Inc.; Eagle Window & Door; Moss, Inc.; Sabex 2002, Inc. and Selig Acquisition Corporation. The weighted average coupon of these investments was 11.0%. (A brief description of these investments can be found in the Schedule of Investments.)

As noted in past press releases, quarterly earnings of the Trust have remained below the $.47 per-share dividend level paid in prior quarters. The 47-cent dividend level had been maintained by the distribution of short-term gains, which cannot necessarily be counted upon to sustain future distributions. The decline in earnings has generally been attributable to a decline in interest rates and to the economic environment that has adversely impacted the ability of some borrowers to pay their obligations. As a result, the Trustees voted to reduce the Trust's dividend to 43 cents per share, which is modestly higher than the current earnings level of the Trust.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Robert E. Joyal
---------------------------
Robert E. Joyal
President

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                                                                               1

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

June 30, 2002 and 2001
(Unaudited)

                                                                                    2002                  2001
                                                                                -------------         -------------
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 2002 -- $205,064,087; 2001 -- $200,768,667)                            $ 172,514,756         $ 168,613,735
  Corporate public securities at market value
   (Cost 2002 -- $20,266,996; 2001 -- $29,872,884)                                 15,385,854            20,376,467
  Short-term securities at cost plus earned discount which
   approximates market value                                                        8,071,928               964,887
                                                                                -------------         -------------
                                                                                  195,972,538           189,955,089
Cash                                                                                  193,747               455,475
Interest and dividends receivable, net                                              4,694,887             4,357,314
Receivable for investments sold                                                       153,986            10,604,292
Other assets                                                                           13,243               628,073
                                                                                -------------         -------------
     TOTAL ASSETS                                                               $ 201,028,401         $ 206,000,243
                                                                                =============         =============

LIABILITIES:
Payable for investments purchased                                               $        --           $     581,576
Management fee payable                                                                677,481               694,313
Note payable                                                                       20,000,000            20,000,000
Interest payable                                                                      187,711               187,711
Accrued expenses                                                                       75,174                80,774
Accounts payable                                                                      103,856                  --
                                                                                -------------         -------------
     TOTAL LIABILITIES                                                             21,044,222            21,544,374
                                                                                -------------         -------------
NET ASSETS:
Common shares, par value $1.00 per share; an unlimited number authorized            8,774,545             8,680,878
Additional paid-in capital                                                         99,972,570            98,028,145
Retained net realized gain on investments, prior years                            100,353,354           100,353,354
Undistributed net investment income                                                 5,017,472             4,929,740
Undistributed net realized gain on investments                                      3,296,711            14,115,101
Net unrealized depreciation of investments                                        (37,430,473)          (41,651,349)
                                                                                -------------         -------------
     TOTAL NET ASSETS                                                             179,984,179           184,455,869
                                                                                -------------         -------------
     TOTAL LIABILITIES AND NET ASSETS                                           $ 201,028,401         $ 206,000,243
COMMON SHARES ISSUED AND OUTSTANDING                                                8,774,545             8,680,878
                                                                                -------------         -------------
NET ASSET VALUE PER SHARE                                                       $       20.51         $       21.25
                                                                                =============         =============

                       See Notes to Financial Statements.
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2

CONSOLIDATED STATEMENTS OF OPERATIONS             MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                                  2002                 2001
                                                                              ------------         ------------
INVESTMENT INCOME:
Interest                                                                      $  9,328,106         $  9,611,022
Dividends                                                                          348,382              342,002
                                                                              ------------         ------------
     TOTAL INCOME                                                                9,676,488            9,953,024
                                                                              ------------         ------------
EXPENSES:
Management fees                                                                  1,362,023            1,378,244
Trustees' fees and expenses                                                         72,788               74,663
Transfer Agent/Registrar's expenses                                                 24,000               34,000
Interest                                                                           757,493              757,596
Reports to shareholders                                                             50,400               57,000
Audit and legal                                                                     32,700               26,250
Other                                                                               23,066               51,208
                                                                              ------------         ------------
     TOTAL EXPENSES                                                              2,322,470            2,378,961
                                                                              ------------         ------------
NET INVESTMENT INCOME (2002 -- $.84 PER SHARE; 2001 -- $.87 PER SHARE)           7,354,018            7,574,063
                                                                              ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on investments                                                     2,758,962           14,115,101
Net change in unrealized depreciation of investments                            (2,158,376)         (13,351,918)
                                                                              ------------         ------------
     NET GAIN ON INVESTMENTS                                                       600,586              763,183
                                                                              ------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  7,954,604         $  8,337,246
                                                                              ============         ============

                       See Notes to Financial Statements.
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                                                                               3

CONSOLIDATED STATEMENTS OF CASH FLOWS             MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                                 2002                 2001
                                                                             ------------         ------------
NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                            $  8,544,337         $  8,835,520
  Interest expense paid                                                          (757,493)            (757,596)
  Operating expenses paid                                                      (1,539,647)          (1,910,026)
  Federal income tax paid                                                            --             (1,160,120)
                                                                             ------------         ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                  6,247,197            5,007,778
                                                                             ------------         ------------
Cash flows from investing activities:
  Increase from short-term portfolio securities, net                            2,560,249            6,157,422
  Purchase of portfolio securities                                            (40,478,077)         (24,221,887)
  Proceeds from disposition of portfolio securities                            36,768,304           26,211,205
                                                                             ------------         ------------
     NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                      (1,149,524)           8,146,740
                                                                             ------------         ------------
     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                    5,097,673           13,154,518
                                                                             ------------         ------------
Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends           1,030,008            2,057,307
  Cash dividends paid from net investment income                               (8,213,844)          (8,954,607)
  Cash dividends paid from net realized gain on investments                          --             (6,879,442)
                                                                             ------------         ------------
     NET CASH USED FOR FINANCING ACTIVITIES                                    (7,183,836)         (13,776,742)
                                                                             ------------         ------------
NET DECREASE IN CASH                                                           (2,086,163)            (622,224)
Cash -- beginning of year                                                       2,279,910            1,077,699
                                                                             ------------         ------------
CASH -- END OF PERIOD                                                        $    193,747         $    455,475

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH FROM
  OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  7,954,604         $  8,337,246
                                                                             ------------         ------------
  (Increase) decrease in investments                                           (2,511,925)          16,157,174
  (Increase) decrease in interest and dividends receivable, net                  (497,405)             244,049
  Decrease (increase) in receivable for investments sold                           79,328           (9,362,884)
  Increase in other assets                                                        (13,243)            (628,073)
  Decrease in payable for investments purchased                                      --               (144,213)
  Increase in management fee payable                                               19,062               97,208
  Increase (decrease) in accounts payable                                          93,373             (353,515)
  Decrease in accrued expenses                                                    (26,121)             (32,354)
  Decrease in accrued taxes                                                          --             (1,160,120)
                                                                             ------------         ------------
     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                           (2,856,931)           4,817,272
                                                                             ------------         ------------
     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                 $  5,097,673         $ 13,154,518
                                                                             ============         ============

                       See Notes to Financial Statements.
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4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS

For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                                                2002                   2001
                                                                                            -------------         -------------
Increase in net assets:
Operations:
  Net investment income                                                                     $   7,354,018         $   7,574,063
  Net realized gain on investments                                                              2,758,962            14,115,101
  Net change in unrealized depreciation of investments                                         (2,158,376)          (13,351,918)
                                                                                            -------------         -------------
    Net increase in net assets resulting from operations                                        7,954,604             8,337,246
    Net increase in shares of beneficial interest transactions                                  1,030,008             2,057,307
Dividends to shareholders from:
  Net investment income (2002 -- $.29 per share; 2001 -- $.47 per share)                       (2,570,754)           (4,069,181)
  Net realized gains on investments (2002 -- $.18 per share; 2001 -- $.00 per share)           (1,542,226)                 --
                                                                                            -------------         -------------
    Total increase in net assets                                                                4,871,632             6,325,372
Net Assets, beginning of year                                                                 175,112,547           178,130,497
                                                                                            -------------         -------------
Net Assets, end of period (including undistributed net investment
  income in 2002 -- $5,017,472; 2001 -- $4,929,740)                                         $ 179,984,179         $ 184,455,869
                                                                                            =============         =============


























                       See Notes to Financial Statements.
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                                                                               5

CONSOLIDATED SELECTED PER SHARE DATA              MASSMUTUAL CORPORATE INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                                 For the six
                                                                                 months ended        For the
                                                                                  6/30/2002         year ended
                                                                                 (Unaudited)        12/31/2001
                                                                                  ----------        ----------
Net asset value:
Beginning of year                                                                 $    20.07        $    20.74
                                                                                  ----------        ----------
Net investment income                                                                   0.84              1.70
Net realized and unrealized gain (loss) on investments                                  0.07             (0.53)
                                                                                  ----------        ----------
Total from investment operations                                                        0.91              1.17
                                                                                  ----------        ----------
Dividends from net investment income to common shareholders                            (0.29)            (1.79)
Distributions from net realized gain on investments to common shareholders             (0.18)            (0.09)
Change from issuance of shares                                                          --                0.04
                                                                                  ----------        ----------
Total distributions                                                                    (0.47)            (1.84)
                                                                                  ----------        ----------
Net asset value:
End of period                                                                     $    20.51        $    20.07
                                                                                  ==========        ==========
Per share market value:
End of period                                                                     $    21.58        $    20.70
                                                                                  ==========        ==========
Total investment return:
Market value                                                                            6.42%*            1.88%
Net asset value                                                                         4.54%*            5.91%
Net assets (in millions):
End of period                                                                     $   179.98        $   175.11
Ratio of operating expenses to average net assets                                       0.91%*            1.72%
Ratio of interest expenses to average net assets                                        0.42%*            0.84%
Ratio of total expenses to average net assets                                           1.33%*            2.56%
Ratio of net investment income to average net assets                                    4.11%*            8.20%
Portfolio turnover                                                                     19.66%*           24.48%

* Percentages represent results for the period and are not annualized.









See Notes to Financial Statements.
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6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES -- 95.85% (A)

PRIVATE PLACEMENT INVESTMENTS -- 93.60%

ADORN, INC
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles
   12.5% Subordinated Note due 2010                               $   2,125,000         2/29/00      $  1,861,835     $  2,149,650
   Warrant, exercisable until 2010, to purchase
   common stock at $.02 per share (B)                                  364 shs.         2/29/00           307,759           31,275
                                                                                                     ------------     ------------
                                                                                                        2,169,594        2,180,925
                                                                                                     ------------     ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers
   19% Senior Subordinated Note due 2004 (B)                      $     207,048         12/9/99           207,048           20,705
   7% Redeemable Preferred Stock (B)                                 2,188 shs.        10/31/97         2,009,220             --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                              6,447 shs.        10/31/97            25,005             --
                                                                                                     ------------     ------------
                                                                                                        2,241,273           20,705
                                                                                                     ------------     ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items
   12% Senior Subordinated Note due 2007                          $   3,181,500         4/30/99         2,854,748        3,245,130
   Common Stock (B)                                                  1,060 shs.         4/30/99         1,059,950        1,001,786
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                576 shs.         4/30/99           445,410          544,756
                                                                                                     ------------     ------------
                                                                                                        4,360,108        4,791,672
                                                                                                     ------------     ------------
AMERICA'S BODY CO., INC./LCP HOLDING CO
A designer and manufacturer of commercial work vehicles
   12% Senior Subordinated note Due 2007                          $   3,500,000         11/2/98         3,133,281        3,245,900
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                 58 shs.         11/2/98           513,333                1
                                                                                                     ------------     ------------
                                                                                                        3,646,614        3,245,901
                                                                                                     ------------     ------------
AMES TRUE TEMPER, INC
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America
   13% Senior Subordinated Note due 2010                          $   1,888,889         1/14/02         1,883,871        1,843,178
   10% Preferred Stock                                                 153 shs.         2/28/02           153,334          140,999
   Class A Common Stock 2,105 shs. 2/28/02 2,105 1,684
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               5,018 shs.         1/14/02             5,018               50
                                                                                                     ------------     ------------
                                                                                                        2,044,328        1,985,911
                                                                                                     ------------     ------------

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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

BEACON MEDICAL PRODUCTS, INC
A designer, manufacturer and marketer of medical air and
gas distribution systems
   Senior Secured Floating Rate Revolving Credit
     Facility due 2007                                            $     165,875          4/9/02      $    165,875     $    164,249
   Senior Secured Tranche A Floating Rate Note due 2008           $   1,133,307          4/9/02         1,133,307        1,124,694
   12% Senior Secured Note due 2010                               $     721,196          4/9/02           595,528          703,238
   Limited Partnership Interest (B)                                 152,329 int          4/9/02           152,329          121,863
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                              1,390 shs.          4/9/02           127,497               14
                                                                                                     ------------     ------------
                                                                                                        2,174,536        2,114,058
                                                                                                     ------------     ------------
BETA BRANDS, INC. -- T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
   Senior Secured Tranche A Floating Rate
     Note due 2004                                                $   2,154,345        12/23/97         2,154,344        1,077,173
   17.75% Senior Secured Tranche B Note
     due 2005                                                     $     790,830        12/23/97           790,829          395,415
   Preference Shares (B)                                           360,018 shs.         2/14/02                 2             --
   Limited Partnership Interests of
     CM Equity Partners (B)                                          6.27% int.        12/22/97           832,197            8,337
   Warrant, exercisable until 2005, to purchase
     common stock at $.81 per share (B)                            214,419 shs.        12/23/97              --              2,144
                                                                                                     ------------     ------------
                                                                                                        3,777,372        1,483,069
                                                                                                     ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands
   14% Redeemable Preferred Stock                                      931 shs.         9/30/99           531,735          511,100
   Convertible Preferred Stock Series A and B, convertible
     into common stock at $9.26 per share (B)                      126,003 shs.        12/19/96         1,166,700          991,694
   Common Stock (B)                                                 20,027 shs.         9/30/99           799,068          679,208
   Warrants, exercisable until 2005 and 2010, to
     purchase common stock at $.01 per share (B)                    11,399 shs.               *           128,502              114
                                                                                                     ------------     ------------
                                                                                                        2,626,005        2,182,116
                                                                                                     ------------     ------------
C & K MANUFACTURING AND SALES COMPANY
A manufacturer and distributor of branded packaging and
supply products
   Senior Secured Floating Rate Revolving Credit
     Facility due 2002 (B)                                        $     652,244         8/29/96           652,244          130,449
   Senior Secured Series A Floating Rate
     Term Note due 2002 (B)                                       $   2,141,158         8/29/96         2,141,158          428,232
   12% Series B Term Note due 2004                                $     522,900         8/29/96           513,993          104,580
   Membership Interests (B)                                          5.63% int.         8/29/96           125,750             --
   Warrant, exercisable until 2004, to purchase
     membership interests at $.01 per interest (B)                      36 int.         8/29/96            26,650             --
                                                                                                     ------------     ------------
                                                                                                        3,459,795          663,261
                                                                                                     ------------     ------------

*12/19/96 and 9/30/99.
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8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)     MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
   8% Junior Subordinated Convertible
     Note due 2004, convertible into partnership
     points at $1,388.89 per point                                $     108,108         9/29/95      $    108,108     $    111,416
   Warrant, exercisable until 2006, to purchase
     partnership points at $.01 per point (B)                           39 pts.         9/29/95            50,261             --
                                                                                                     ------------     ------------
                                                                                                          158,369          111,416
                                                                                                     ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
   Common Stock (B)                                                  6,855 shs.         4/29/00            37,702           33,932
   Preferred Membership Interests (B)                                1,882 int.         4/29/00             8,396            7,557
   Common Membership Interests (B)                                  24,318 int.         4/29/00           108,828           97,949
                                                                                                     ------------     ------------
                                                                                                          154,926          139,438
                                                                                                     ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                                    109 shs.               *               503              403
                                                                                                     ------------     ------------
CHAPARRAL RESOURCES, INC. -- O.T.C.
An international oil and gas exploration and production
company.
   Common Stock (B)                                                    164 shs.         12/3/97             6,395              295
                                                                                                     ------------     ------------
COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal
stampings.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2006                                            $      21,605          1/7/02            21,605           21,063
   Senior Secured Floating Rate Tranche A Note
     due 2008                                                     $   1,382,716         6/26/01         1,382,716        1,355,477
   12% Senior Secured Tranche B Note due 2008                     $     648,148         6/26/01           575,875          639,528
   Limited Partnership Interest (B)                                    324 shs.         6/26/01           324,074          259,259
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                            107,036 shs.         6/26/01            79,398            1,070
                                                                                                     ------------     ------------
                                                                                                        2,383,668        2,276,397
                                                                                                     ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
   12.5% Senior Subordinated Note due 2008                        $   1,593,750         9/22/00         1,361,800        1,493,344
   28% Preferred Stock                                                  71 shs.         11/2/01            70,833           68,613
   Common Stock (B)                                                  1,429 shs.         9/22/00           531,250          478,120
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                843 shs.         9/22/00           265,625                8
                                                                                                     ------------     ------------
                                                                                                        2,229,508        2,040,085
                                                                                                     ------------     ------------

*12/30/97 and 5/29/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for consumer use.
   Senior Secured Floating Rate Revolving Credit
     Note due 2003                                                $     749,775         12/8/95      $    749,775     $    299,910
   10.75% Senior Secured Term Note due 2003                       $     613,774         12/8/95           613,774          245,510
   12% Senior Subordinated Note due 2005                          $     800,575         12/8/95           778,871          160,115
   Common Stock (B)                                                184,560 shs.         12/8/95           184,560             --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                            138,420 shs.         12/8/95            50,853             --
                                                                                                     ------------     ------------
                                                                                                        2,377,833          705,535
                                                                                                     ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007                          $   3,863,636               *         3,651,041        3,477,272
   Common Stock (B)                                                     56 shs.               *            96,591           72,436
   Limited Partnership Interest (B)                                 19.32% int.               *           286,772          215,070
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                183 shs.               *           297,203          236,684
                                                                                                     ------------     ------------
                                                                                                        4,331,607        4,001,462
                                                                                                     ------------     ------------
DELSTAR HOLDINGS CORP.
A manufacturer of plastic netting for a wide variety of industries.
   Convertible Preferred Stock, convertible into common
     stock at $12.16 per share                                       3,514 shs.         10/5/01           427,153              351
                                                                                                     ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of
industrial magnets and subassemblies in North America
and Europe.
   12% Senior Subordinated Note due 2006                          $   1,408,016         7/19/01         1,186,650        1,365,212
   Common Stock (B)                                                    585 shs.         7/19/01           585,145          526,635
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                                297 shs.         7/19/01           250,611                3
                                                                                                     ------------     ------------
                                                                                                        2,022,406        1,891,850
                                                                                                     ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, noninvasive medical devices used for respiratory care.
   Senior Secured Floating Rate Tranche A Note
     due 2008                                                     $   1,357,616          2/8/01         1,357,616        1,360,874
   12% Senior Secured Tranche B Note due 2009                     $     574,220          2/8/01           492,190          575,483
   Limited Partnership Interests of Riverside
     Capital Appreciation Fund III, L.P. (B)                         2.81% int.          2/8/01           163,896          131,117
   Warrants, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                927 shs.          2/8/01            82,030                9
                                                                                                     ------------     ------------
                                                                                                        2,095,732        2,067,483
                                                                                                     ------------     ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)     MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
   12% Senior Subordinated Note due 2007                          $   3,355,267        12/22/99      $  3,026,801     $  3,448,208
   8% Convertible Class B Subordinated
     Promissory Note due 2008                                     $      89,442        12/22/99            89,061           89,603
   Class B Common Stock (B)                                         26,097 shs.        12/22/99           260,965          234,869
   Limited Partnership Interests                                     8.70% int.        12/22/99           539,268          485,343
   Warrants, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                             45,255 shs.        12/22/99           413,816              453
                                                                                                     ------------     ------------
                                                                                                        4,329,911        4,258,476
                                                                                                     ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
   Membership Interests of MM/Lincap
     Diversco Investments Ltd. LLC (B)                               3.48% int.         8/27/98           734,090             --
   Preferred Stock (B)                                               3,278 shs.        12/14/01         2,784,133          696,034
   Common Stock (B)                                                  9,725 shs.        12/14/01              --               --
   Warrants, exercisable until 2003 &
     2011, to purchase common stock of
     DHI Holdings, Inc. at $.01 per share (B)                        3,627 shs.               *           403,427             --
                                                                                                     ------------     ------------
                                                                                                        3,921,650          696,034
                                                                                                     ------------     ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
   7.16% Convertible Preferred Stock, convertible into
     common stock at $14 per share (B)                              20,000 shs.         6/12/97         1,000,000          450,000
   Common Stock (B)                                                178,876 shs.         6/21/02         1,168,093          500,853
                                                                                                     ------------     ------------
                                                                                                        2,168,093          950,853
                                                                                                     ------------     ------------
EAGLE WINDOW & DOOR HOLDINGS CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                          $   1,900,000          5/6/02         1,617,729        1,895,250
   Common Stock (B)                                                    225 shs.          5/6/02           225,000          202,500
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                                441 shs.          5/6/02           285,000                4
                                                                                                     ------------     ------------
                                                                                                        2,127,729        2,097,754
                                                                                                     ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
   Limited Partnership Interest                                     32,191 int.          1/1/01            31,000           27,481
                                                                                                     ------------     ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   12% Senior Subordinated Note due 2009                          $   1,593,750         3/30/00      $  1,354,052     $  1,115,625
   Limited Partnership Interest (B)                                  1.43% int.         3/30/00           531,250          265,625
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                478 shs.         3/30/00           255,000                5
                                                                                                     ------------     ------------
                                                                                                        2,140,302        1,381,255
                                                                                                     ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
   Senior Secured Tranche A Floating Rate Note
     due 2005                                                     $   1,025,300          3/2/98         1,025,300          985,006
   8.85% Senior Secured Tranche A Note due 2005                   $   1,025,300          3/2/98         1,025,300          959,886
   11.75% Senior Secured Tranche B Note due 2006                  $     700,000          3/2/98           634,369          667,800
   Senior Secured Floating Rate Revolving Credit
     Facility due 2005                                            $     840,000          3/2/98           840,000          794,388
   Common Stock (B)                                                 26,906 shs.         2/11/98            94,880           75,905
   Limited Partnership Interests of CM
     Equity Partners (B)                                           126,445 int.         2/11/98           126,648          101,321
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                             34,783 shs.          3/2/98           112,000              348
                                                                                                     ------------     ------------
                                                                                                        3,858,497        3,584,654
                                                                                                     ------------     ------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional
services organizations.
   Common Stock (B)                                                    175 shs.         4/20/01               735               20
                                                                                                     ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
   12% Senior Subordinated Note due 2007                          $   2,109,637         3/16/99         1,984,146        1,927,364
   Limited Partnership Interest (B)                                  5.27% int.           3/2/99        2,140,363        1,712,290
   Warrants, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                             77,233 shs.         3/16/99           175,803              772
                                                                                                     ------------     ------------
                                                                                                        4,300,312        3,640,426
                                                                                                     ------------     ------------
FAIRMARKET, INC.
A developer and deliverer of e-business selling and
marketing solutions for retailer, distributors, and
manufacturers.
   Common Stock (B)                                                    217 shs.         4/20/01               371              268
                                                                                                     ------------     ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
   12.5% Senior Subordinated Note due 2007                        $   3,650,000        12/22/99         3,280,342        3,759,500
   Class B common Stock (B)                                            600 shs.        12/22/99           600,000          470,221
   Warrant, exercisable until 2007, to purchase
     common stock at $.02 per share (B)                                589 shs.        12/22/99           462,927          461,378
                                                                                                     ------------     ------------
                                                                                                        4,343,269        4,691,099
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
   12% Senior Subordinated Note due 2008                          $   1,725,000          3/2/00      $  1,438,268     $  1,380,000
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                880 shs.          3/2/00           347,288                9
                                                                                                     ------------     ------------
                                                                                                        1,785,556        1,380,009
                                                                                                     ------------     ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
   15% Senior Subordinated Note due 2010 (B)                      $   2,125,000         6/21/01         1,117,467          850,000
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                             10,018 shs.         6/21/01         1,007,533              100
                                                                                                     ------------     ------------
                                                                                                        2,125,000          850,100
                                                                                                     ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral
homes in the United States.
   16.5% Senior Subordinated Note due 2007 (B)                    $   3,802,712               *         3,697,924        1,901,356
   Warrant, exercisable until 2007, to purchase
     common stock at $1 per share (B)                              338,280 shs.               *            48,447             --
                                                                                                     ------------     ------------
                                                                                                        3,746,371        1,901,356
                                                                                                     ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
   Series A Preferred Units (B)                                    100,000 uts.         7/21/94           512,009          358,420
                                                                                                     ------------     ------------
HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving
     Note due 2006                                                $   1,498,500         6/12/96         1,498,500        1,343,855
   Senior Secured Floating Rate Note due 2006                     $   1,136,250              **         1,136,250        1,018,989
   Preferred Stock                                                  13,500 shs.         6/12/96         1,223,211          917,406
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                              7,744 shs.             ***           225,000               48
                                                                                                     ------------     ------------
                                                                                                        4,082,961        3,280,298
                                                                                                     ------------     ------------
IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers
streaming media with viewing and listening quality.
   Common Stock (B)                                                    461 shs.         4/20/01             2,360             --
                                                                                                     ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   11% Senior Secured Note due 2007                               $   1,812,721          6/1/00         1,812,721        1,719,547
   Common Stock (B)                                                    228 shs.          6/1/00           262,200          196,650
                                                                                                     ------------     ------------
                                                                                                        2,074,921        1,916,197
                                                                                                     ------------     ------------

*1/25/99 and 7/16/99.
**6/12/96 and 6/11/99.
***6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
   Common Stock (B)                                                    226 shs.         8/16/95      $     22,634     $     54,887
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                              1,042 shs.         8/16/95            95,627          252,395
                                                                                                     ------------     ------------
                                                                                                          118,261          307,282
                                                                                                     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
   13% Senior Subordinated Note due 2008                          $     963,687          8/4/00           863,728          915,310
   14% Cumulative Redeemable Preferred Stock Series A                  289 shs.          8/4/00           289,224          270,681
   Limited Partnership Interests of
     Saw Mill Capital Fund II L.P. (B)                               2.52% int.          8/3/00           886,506          664,912
   Warrants, exercisable until 2008 and 2009, to purchase
     common stock at $.01 per share (B)                             50,870 shs.          8/4/00           115,412              509
                                                                                                     ------------     ------------
                                                                                                        2,154,870        1,851,412
                                                                                                     ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
   Senior Secured Floating Rate Tranche A
     Note due 2007                                                $   1,155,822         6/16/00         1,155,822        1,152,239
   12% Senior Secured Tranche B Note due 2008                     $     550,392         6/16/00           512,049          556,832
   Limited Partnership Interests of
     Riverside XVI Holding Company L.P. (B)                          5.29% int.         6/12/00           330,472          297,425
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              1,108 shs.         6/12/00            45,866               11
                                                                                                     ------------     ------------
                                                                                                        2,044,209        2,006,507
                                                                                                     ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants, and residual fuels.
   12.5% Senior Subordinated Note due 2009                        $   1,817,435         4/30/01         1,817,435        1,816,708
   Preferred Stock (B)                                                 307 shs.         4/30/01           307,000          245,600
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                269 shs.         4/30/01                14                3
                                                                                                     ------------     ------------
                                                                                                        2,124,449        2,062,311
                                                                                                     ------------     ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the
United States.
   12% Senior Subordinated Note due 2007                          $   1,669,643         9/25/00         1,374,843        1,638,922
   Common Stock (B)                                                455,357 shs.         9/25/00           455,357          409,821
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                            405,485 shs.         9/25/00           348,348            4,055
                                                                                                     ------------     ------------
                                                                                                        2,178,548        2,052,798
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
   12.5% Senior Subordinated Note due 2006                        $   3,845,000               *      $  3,393,569     $  3,696,198
   Common Stock (B)                                                 58,001 shs.               *           406,003           78,881
   Warrant, exercisable until 2006, to purchase
     common stock at $.11 per share (B)                            108,404 shs.               *           602,127          137,890
                                                                                                     ------------     ------------
                                                                                                        4,401,699        3,912,969
                                                                                                     ------------     ------------
MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control operating
systems for overhead cranes.
   Senior Floating Rate Revolving Credit Facility
     due 2002                                                     $     461,536         6/28/95           461,536          459,829
   Common Stock (B)                                                 76,923 shs.         6/28/95           230,769          173,077
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                             39,563 shs.         6/28/95           171,429              396
                                                                                                     ------------     ------------
                                                                                                          863,734          633,302
                                                                                                     ------------     ------------
MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated video and
dart games.
   12% Senior Subordinated Note due 2006                          $   2,710,280         8/19/98         2,527,410        2,547,229
   Limited Partnership Interests of
     Riverside X Holding Company L.P. (B)                            6.30% int.              **         1,368,054        1,231,290
   Warrants, exercisable until 2006, to purchase
     limited partnership interests at $.01 per share (B)             1,855 int.         8/19/98           185,411               19
                                                                                                     ------------     ------------
                                                                                                        4,080,875        3,778,538
                                                                                                     ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
   Senior Secured Floating Rate Revolving
     Note due 2005                                                $     184,910         9/21/00           184,910           92,456
   Senior Secured Tranche A Floating Rate
     Note due 2007                                                $   1,344,800         9/21/00         1,344,800          672,400
   12% Senior Secured Tranche B Note
     due 2008                                                         $ 420,250         9/21/00           385,470          210,125
   Limited Partnership Interests of
     Riverside Capital Appreciation Fund I, L.P. (B)                 6.23% int.         9/20/00           311,466           77,858
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                463 shs.         9/21/00            40,344                5
                                                                                                     ------------     ------------
                                                                                                        2,266,990        1,052,844
                                                                                                     ------------     ------------

**12/23/98 and 1/28/99.
**8/12/98, 8/11/99 and 3/3/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

NEXELL THERAPEUTICS, INC.
A provider of cell therapy technology to the medical
community.
   3% Cumulative Convertible Preferred Stock
     Series B, due 2008, convertible into common
     stock at $2.75 per share                                        3,875 shs.        11/24/99      $  3,875,000     $  3,871,900
   Warrant, exercisable until 2008, to purchase
     common stock at $12 per share (B)                             184,525 shs.        11/24/99              --              1,845
                                                                                                     ------------     ------------
                                                                                                        3,875,000        3,873,745
                                                                                                     ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note
     due 2006                                                     $     373,728         6/25/99           373,728          358,238
   Senior Secured Floating Rate Note due 2006                     $   2,660,593         6/25/99         2,660,593        2,591,418
   12% Senior Secured Tranche B Note due 2007                     $     978,814         6/25/99           871,602          933,690
   Limited Partnership Interests of Riverside XIII
     Holding Company L.P.                                            4.45% int.         6/11/99           295,250          221,431
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                201 shs.         6/25/99           142,373                2
                                                                                                     ------------     ------------
                                                                                                        4,343,546        4,104,779
                                                                                                     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
   9% Senior Secured Note due 2009                                $     812,500         1/28/02           812,500          802,100
   11.5% Senior Subordinated Note due 2012                        $   1,500,000         1/28/02         1,341,521        1,459,350
   Common Stock (B)                                                312,500 shs.         1/28/02           312,500          281,250
   Warrant, exercisable until 2012, to purchase
     common stock at $.01 per share (B)                            243,223 shs.         1/28/02           162,045            2,432
                                                                                                     ------------     ------------
                                                                                                        2,628,566        2,545,132
                                                                                                     ------------     ------------
OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota, and British Columbia.
   12% Senior Subordinated Note due 2006                          $   2,774,000          8/7/98         2,558,069        2,600,902
   12% Senior Subordinated Note due 2008                          $     307,071          2/9/00           276,318          290,551
   Limited Partnership Interest of Riverside VIII
     Holding Company L.P. (B)                                        8.31% int.               *         1,389,969        1,111,922
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                             25,793 shs.              **           389,188              287
                                                                                                     ------------     ------------
                                                                                                        4,613,544        4,003,662
                                                                                                     ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                          $   2,125,000        12/19/00         1,890,527        2,098,862
   Membership Interests of MM/Lincap
     PPI Investments, Inc., LLC (B)                                265,625 int.        12/21/00           265,625          212,500
                                                                                                     ------------     ------------
                                                                                                        2,156,152        2,311,362
                                                                                                     ------------     ------------

**8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/9/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
   12.2% Senior Subordinated Notes due 2009                       $   1,965,000         1/29/01      $  1,728,190     $  2,024,736
   Common Stock (B)                                                    115 shs.         1/29/01           115,000           62,690
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                325 shs.         1/29/01           264,519          177,153
                                                                                                     ------------     ------------
                                                                                                        2,107,709        2,264,579
                                                                                                     ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                             $     310,982        11/30/95           310,982          315,429
   10.5% Senior Secured Convertible Note
     due 2005, convertible into common stock
     at $50,000 per share                                         $     195,000        11/30/95           195,000          280,254
   Common Stock                                                          6 shs.        11/30/95           337,500          440,948
                                                                                                     ------------     ------------
                                                                                                          843,482        1,036,631
                                                                                                     ------------     ------------
PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.
   13% Senior Subordinated Note due 2007                          $     763,608         8/15/00           670,318          534,526
   12% Junior Subordinated Note due 2008                          $     658,905         8/15/00           466,486          329,453
   15% Junior Subordinated Note due 2008                          $      73,494        11/14/01            71,969           36,747
   Convertible Preferred Stock, convertible into
     common stock at $1 per share (B)                              288,256 shs.         8/15/00           288,256           86,477
   Common Stock (B)                                                446,960 shs.         8/15/00           289,552           86,868
   Warrants, exercisable until 2007 and 2008, to purchase
     common stock at $.01 per share (B)                            482,594 shs.         8/15/00            95,840            4,826
                                                                                                     ------------     ------------
                                                                                                        1,882,421        1,078,897
                                                                                                     ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
   11% Senior Subordinated Note due 2010 (B)                      $   1,806,250          3/1/00         1,702,709          903,125
   10% Junior Subordinated Note due 2010 (B)                      $     239,062          3/1/00           239,062           59,766
   Common Stock (B)                                                159,375 shs.          3/1/00            79,688             --
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                            159,000 shs.          3/1/00           103,541             --
                                                                                                     ------------     ------------
                                                                                                        2,125,000          962,891
                                                                                                     ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2003                                            $     863,900         7/22/96           863,900          844,549
   Senior Secured Floating Rate Term Note
     due 2003                                                     $   1,646,300         7/22/96         1,646,300        1,614,691
   12% Senior Secured Term Note due 2004                          $     489,000         7/22/96           455,655          476,482
   8% Preferred Stock                                                  360 shs.         7/22/96           231,957          196,838
   Common Stock (B)                                                    599 shs.         7/22/96            28,978           14,489
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                                322 shs.         7/22/96            97,800                3
                                                                                                     ------------     ------------
                                                                                                        3,324,590        3,147,052
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products.
   12% Senior Subordinated Note due 2008                          $   1,821,000         8/29/00      $  1,524,915     $  1,832,654
   Limited Partnership Interests of MHD
     Holdings, LLC (B)                                               1.79% int.         8/29/00           804,000          723,600
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              7,052 shs.         8/29/00           327,072               71
                                                                                                     ------------     ------------
                                                                                                        2,655,987        2,556,325
                                                                                                     ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
   6% Redeemable Preferred Membership Interests                      2,525 int.               *         2,780,992        2,590,770
   Common Membership Interests                                       9,863 int.               *            13,049           38,802
                                                                                                     ------------     ------------
                                                                                                        2,794,041        2,629,572
                                                                                                     ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock                      1,004 shs.         8/12/94           100,350           50,175
   Common Stock (B)                                                  2,046 shs.         8/12/94           126,866             --
                                                                                                     ------------     ------------
                                                                                                          227,216           50,175
                                                                                                     ------------     ------------
PW EAGLE, INC. -- O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
   14% Senior Subordinated Note due 2007 $ 3,486,104 9/16/99 3,483,081 3,190,831
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                            197,040 shs.         9/16/99                 1        1,124,310
                                                                                                     ------------     ------------
                                                                                                        3,483,082        4,315,141
                                                                                                     ------------     ------------
RENT-WAY, INC. -- O.T.C.
An operator of rent-to-own stores across the United States.
   Warrant, exercisable until 2002, to purchase
     common stock at $9.94 per share (B)                            32,503 shs.         7/18/95              --            113,133
                                                                                                     ------------     ------------
RIVERSIDE '98 GRANTOR TRUST
An acquirer of substantial interests in various
manufacturing and service companies.
   Limited Partnership Interest                                    337,118 int.          1/4/02           337,118          303,406
                                                                                                     ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
   13% Senior Subordinated Notes due 2011                         $   2,125,000         2/28/01         1,919,531        2,100,138
   Warrant, exercisable until 2011, to purchase
     common stock at $.01 per share (B)                                212 shs.         2/28/01           205,469                2
                                                                                                     ------------     ------------
                                                                                                        2,125,000        2,100,140
                                                                                                     ------------     ------------

*7/31/97 and 1/4/99.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
   12% Senior Subordinated Note due 2009                          $   2,125,000         4/19/02      $  1,989,164     $  2,114,375
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                             51,088 shs.         4/19/02           138,052              511
                                                                                                     ------------     ------------
                                                                                                        2,127,216        2,114,886
                                                                                                     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
   Senior Secured Floating Rate Tranche A
     Note due 2007                                                $   2,449,746          6/2/99         2,449,746        2,449,746
   12% Senior Secured Tranche B Note Due 2007                     $   1,130,652          6/2/99         1,130,652        1,140,601
   Class B Common Stock (B)                                          1,480 shs.          6/2/99           256,212          156,762
                                                                                                     ------------     ------------
                                                                                                        3,836,610        3,747,109
                                                                                                     ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
   12% Senior Subordinated Note due 2009                          $   2,125,000         6/13/02         1,943,593        2,082,713
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                              2,011 shs.         6/13/02           182,023               20
                                                                                                     ------------     ------------
                                                                                                        2,125,616        2,082,733
                                                                                                     ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007                       $   3,125,000         12/6/99         2,785,770        3,092,500
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                513 shs.         12/6/99           426,136                5
                                                                                                     ------------     ------------
                                                                                                        3,211,906        3,092,505
                                                                                                     ------------     ------------
SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the United
States.
   14% Senior Subordinated Note due 2008                          $   2,043,139          3/1/00         2,022,599        2,104,160
   Preferred LLC Interests (B)                                         109 int.          3/1/00           108,854           98,872
   Common LLC Interests (B)                                        100,178 int.          3/1/00            14,844           11,871
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                            257,000 shs.          3/1/00            35,980            2,570
                                                                                                     ------------     ------------
                                                                                                        2,182,277        2,217,473
                                                                                                     ------------     ------------
STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.
11% Senior Secured Note due 2004                                  $   2,282,975         1/25/00         2,205,894        2,254,894
   9.65% Senior Secured Note due 2004                             $     469,254         5/27/94           469,254          457,522
   10.5% Subordinated Note due 2004                               $     716,418         5/27/94           716,418          684,101
   Common Stock (B)                                                  4,310 shs.         5/27/94           259,737          165,453
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                              4,621 shs.               *           171,830          177,336
                                                                                                     ------------     ------------
                                                                                                        3,823,133        3,739,306
                                                                                                     ------------     ------------

*5/27/94 and 1/25/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

STRATEGIC EQUIPMENT & Supply Partners, Inc.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                          $   3,875,000         1/14/00      $  3,341,010     $  3,526,250
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                             34,162 shs.         1/14/00           658,751            1,065
                                                                                                     ------------     ------------
                                                                                                        3,999,761        3,527,315
                                                                                                     ------------     ------------
TELEX COMMUNICATIONS, INC.
A designer, manufacturer and marketer of sophisticated
audio, wireless and multimedia communications equipment.
   Preferred Stock Series B                                              17,707         3/20/02                 1           17,707
                                                                                                     ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
   12.5% Senior Subordinated Note due 2007                        $   2,712,000          2/5/98         2,461,987        2,721,492
   Common Stock (B)                                                    630 shs.          2/4/98           630,000          567,000
   Warrants, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                                444 shs.          2/5/98           368,832                4
                                                                                                     ------------     ------------
                                                                                                        3,460,819        3,288,496
                                                                                                     ------------     ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
   12.25% Senior Subordinated Note due 2009                       $   1,236,000          5/9/00           987,780        1,257,754
   Limited Partnership Interest of KT
     Holding Company L.P. (B)                                        0.52% int.          5/5/00           773,200          695,894
   Warrants, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                739 shs.          5/9/00           287,370           73,450
                                                                                                     ------------     ------------
                                                                                                        2,048,350        2,027,098
                                                                                                     ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   Convertible Preferred Stock, convertible into                     1,120 shs.         7/25/96         1,120,000          896,000
     common stock at $1,000 per share (B)
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                474 shs.         7/25/96            48,216          379,008
                                                                                                     ------------     ------------
                                                                                                        1,168,216        1,275,008
                                                                                                     ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                       $   1,875,000         12/6/01         1,875,000        1,841,625
   Membership Interests (B)                                        250,000 int.         12/6/01           250,000          225,000
                                                                                                     ------------     ------------
                                                                                                        2,125,000        2,066,625
                                                                                                     ------------     ------------

*5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

TRANSMONTAIGNE OIL COMPANY -- A.S.E.
An independent petroleum products marketing company.
   Common Stock (B)                                                333,326 shs.               *      $  1,109,177     $  1,814,960
                                                                                                     ------------     ------------
TRIDEX CORP. -- O.T.C.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
   12% Senior Subordinated Note due 2005 (B)                      $   3,000,000         4/17/98         3,000,000           60,000
   Common Stock (B)                                                 71,429 shs.         4/17/98           500,003             --
   Warrant, exercisable until 2005, to purchase
     common stock at $2.03 per share (B)                           218,182 shs.         5/26/98                 1             --
                                                                                                     ------------     ------------
                                                                                                        3,500,004           60,000
                                                                                                     ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
   10.5% Senior Secured Term Note due 2008                        $   2,368,750         1/20/00         2,368,750        2,267,841
   12% Senior Subordinated Note due 2010                          $   1,326,500         1/20/00         1,242,996        1,215,604
   Common Stock (B)                                                227,400 shs.         1/20/00           227,400          181,920
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                            260,563 shs.         1/20/00            98,540            2,606
                                                                                                     ------------     ------------
                                                                                                        3,937,686        3,667,971
                                                                                                     ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
   12.25% Senior Subordinated Note due 2006                       $   2,675,000         6/23/97         2,472,688        2,675,000
   Limited Partnership Interests (B)                                10.04% int.         6/17/97           824,600          742,140
   Warrant, exercisable until 2006, to purchase
     limited partnership interests at $.01 per unit (B)              1,258 uts.         6/23/97           376,932           52,636
                                                                                                     ------------     ------------
                                                                                                        3,674,220        3,469,776
                                                                                                     ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
   15.971% Subordinated Note due 2008 $ 1,986,349 5/2/00 1,911,197 1,954,369
   Common Stock (B)                                                354,167 shs.          5/2/00           354,167          318,750
                                                                                                     ------------     ------------
                                                                                                        2,265,364        2,273,119
                                                                                                     ------------     ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
   12.5% Senior Subordinated Note due 2007                        $   3,463,000        12/14/99         3,094,231        2,770,400
   Class B Common Stock (B)                                            664 shs.        12/14/99           664,200          332,100
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                565 shs.        12/14/99           461,733                6
                                                                                                     ------------     ------------
                                                                                                        4,220,164        3,102,506
                                                                                                     ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
   Series A Preferred Units (B)                                      0.13% int.         12/2/96                 1                2
                                                                                                     ------------     ------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 6/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

VITEX PACKAGING, INC
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
   12% Senior Subordinated Note due 2008                            $ 2,045,265        12/18/00      $  1,897,496     $  2,102,328
   Limited Partnership Interests of Riverside VI
     Holding Company L.P.                                            4.80% int.         *                 351,315          281,043
   Limited Partnership Interests of Riverside
     Capital Appreciation Fund II L.P. (B)                           0.75% int.        12/18/00            79,735           63,788
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                308 shs.         **                227,729                3
                                                                                                     ------------     ------------
                                                                                                        2,556,275        2,447,162
                                                                                                     ------------     ------------
WASHINGTON INVENTORY SERVICES, INC
A provider of physical inventory taking and other related
services to retailers
   12.5% Senior Subordinated Note due 2008                          $ 1,646,881         11/3/00         1,603,440        1,662,362
   Senior Preferred Stock (B)                                        4,692 shs.         11/1/00           469,160          458,651
   Class B Common Stock (B)                                          8,959 shs.         11/1/00             8,959            8,063
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              3,979 shs.         11/3/00            49,804               40
                                                                                                     ------------     ------------
                                                                                                        2,131,363        2,129,116
                                                                                                     ------------     ------------
WEC COMPANY, INC
A maker of attachments for prime moving equipment
   Common Stock (B)                                                  5,398 shs.        12/31/01           800,000          159,990
                                                                                                     ------------     ------------
WICOR AMERICAS, INC
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers
   20% Senior Subordinated Secured Note due 2009                    $ 2,196,069         11/9/01         2,195,345        2,175,426
                                                                                                     ------------     ------------
Total Private Placement Investments                                                                  $200,493,365     $168,467,907
                                                                                                     ------------     ------------


**12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                         Fair Value
                                                           Rate         Date           Amount           Cost           at 6/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

RULE 144A SECURITIES -- 2.25%: (A)

BONDS -- 0.66%
  Block Communications, Inc.                                9.250%    04/15/09      $   425,000    $     425,000      $     422,875
  Cuddy International Corp. (B)                            10.750     12/01/07          233,313          229,827             97,991
  Isle of Capri Casinos, Inc.                               9.000     03/15/12          450,000          450,000            454,500
  JohnsonDiversey, Inc.                                     9.625     05/15/12          210,000          210,000            218,400
                                                                                    -----------    -------------      -------------
    TOTAL BONDS                                                                     $ 1,318,313        1,314,827          1,193,766
                                                                                    ===========    -------------      -------------
CONVERTIBLE BONDS -- 1.58%
  Advanced Micro Devices, Inc.                              4.750%    02/01/22      $   500,000          397,449            390,625
  Cymer, Inc.                                               3.500     02/15/09          850,000          850,000            839,375
  Echostar Communications, Inc.                             4.875     01/01/07          400,000          400,000            313,500
  Hyperion Solutions Corp.                                  4.500     03/15/05          200,000          200,000            180,000
  Invitrogen Corp.                                          2.250     12/15/06          425,000          425,000            330,969
  Rite Aid Corp.                                            4.750     12/01/06          200,000          200,000            143,500
  Sanmina-SCI Corp.                                         0.000     09/12/20        1,090,000          453,713            397,850
  Triquint Semiconductor, Inc.                              4.000     03/01/07          225,000          168,442            169,875
  Viropharma, Inc.                                          6.000     03/01/07          215,000          147,282             78,206
                                                                                    -----------    -------------      -------------
    TOTAL CONVERTIBLE BONDS                                                         $ 4,105,000        3,241,886          2,843,900
                                                                                    ===========    -------------      -------------

COMMON STOCK -- 0.00%
  Jordan Telecom Products (B)                                                                70           14,000                 70

    TOTAL COMMON STOCK                                                                                    14,000                 70
                                                                                                   -------------      -------------
WARRANTS -- 0.01%
  Winsloew Escrow Corp. (B)                                                                 900                9              9,113
                                                                                                   -------------      -------------
    TOTAL WARRANTS                                                                                             9              9,113
                                                                                                   -------------      -------------
TOTAL RULE 144A SECURITIES                                                                             4,570,722          4,046,849
                                                                                                   -------------      -------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                              $ 205,064,087      $ 172,514,756
                                                                                                   -------------      -------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                        Market Value
                                                           Rate         Date           Amount           Cost           at 6/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE PUBLIC SECURITIES -- 8.55%: (A)

BONDS -- 2.15%
  Derby Cycle Corp. (B)                                    10.000%    05/15/08      $   340,300    $     340,300      $       3,403
  G F S I, Inc.                                             9.625     03/01/07          145,000          122,275            127,600
  L L S Corp. (B)                                          11.625     08/01/09          500,000          445,000             45,000
  Neff Corp.                                               10.250     06/01/08          230,000          227,688            138,000
  Numatics, Inc.                                            9.625     04/01/08          820,000          788,213            483,800
  Remington Products Co.                                   11.000     05/15/06          600,000          595,506            459,000
  Sports Club Co.                                          11.375     03/15/06          600,000          582,000            540,000
  Telex Communications, Inc.                                0.000     11/15/06          373,182          200,591             74,636
  United Refining Co.                                      10.750     06/15/07        1,365,000        1,365,000          1,103,944
  Winsloew Escrow Corp.                                    12.750     08/15/07          900,000          879,472            895,500
                                                                                    -----------    -------------      -------------
    TOTAL BONDS                                                                     $ 5,873,482        5,546,045          3,870,883
                                                                                    ===========    -------------      -------------
COMMON STOCK -- 2.57%
  Computer Horizons Corp. (B)                                                            32,068          301,942            155,209
  EOS International, Inc. (B)                                                           100,000          300,000            109,000
  Florist Transworld Delivery, Inc. (B)                                                  29,374           41,258            371,581
  H C I Direct, Inc. (B)                                                                  1,000             --                  100
  Key3media Group, Inc. (B)                                                             195,000          984,750             97,500
  PepsiAmericas, Inc.                                                                    92,145        2,006,365          1,376,646
  Proton Energy Systems, Inc. (B)                                                        26,000          328,859             83,460
  Rent-Way, Inc. (B)                                                                     60,363          600,009            779,890
  Suprema Specialties, Inc. (B)                                                          32,500          414,375                 33
  Supreme Industries, Inc. (B)                                                          105,202          267,325            594,391
  TGC Industries (B)                                                                      6,361            9,497              1,399
  Titan Corp. (B)                                                                        58,052          173,221          1,061,771
  Vina Technologies, Inc. (B)                                                               572            1,687                126
                                                                                                   -------------      -------------
    TOTAL COMMON STOCK                                                                                 5,429,288          4,631,106
                                                                                                   -------------      -------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                        Market Value
                                                           Rate         Date           Amount           Cost           at 6/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE PUBLIC SECURITIES: (A) (CONTINUED)

CONVERTIBLE BONDS -- 3.25%
  B E A Systems, Inc.                                       4.000%    12/15/06      $   525,000    $     382,594      $     425,906
  Charter Communications, Inc.                              4.750     06/01/06          660,000          660,000            297,825
  Commscope, Inc.                                           4.000     12/15/06           40,000          179,550            149,584
  Corning Inc.                                              0.000     11/08/15          795,000          589,829            397,500
  Cypress Semiconductor Corp.                               4.000     02/01/05          210,000          210,000            182,700
  Echostar Communications                                   4.875     01/01/07        1,000,000          805,000            783,750
  FEI Company                                               5.500     08/15/08        1,535,000        1,455,300          1,354,638
  Hyperion Solutions Corp.                                  4.500     03/15/05           50,000           35,500             45,000
  Mediacom Communications Corp.                             5.250     07/01/06        1,045,000        1,045,000            807,263
  Nextel Communications                                     5.250     01/15/10          825,000          530,700            395,850
  S C I Systems, Inc.                                       3.000     03/15/07          800,000          727,038            564,000
  Sanmina-SCI Corp.                                         0.000     09/12/20        1,190,000          425,373            434,350
                                                                                    -----------    -------------      -------------
    Total Convertible Bonds                                                         $ 8,675,000        7,045,884          5,838,366
                                                                                    ===========    -------------      -------------
CONVERTIBLE PREFERRED STOCK -- 0.58%
  Lucent Technologies Capital Trust I                                                     2,200        2,200,000          1,045,499
                                                                                                   -------------      -------------
    TOTAL CONVERTIBLE PREFERRED STOCK                                                                  2,200,000          1,045,499
                                                                                                   -------------      -------------
WARRANTS -- 0.00%
  American Country Holdings, Inc. (B)                                                   183,117           45,779               --
                                                                                                   -------------      -------------
    TOTAL WARRANTS                                                                                        45,779               --
                                                                                                   -------------      -------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                              $  20,266,996      $  15,385,854
                                                                                                   -------------      -------------

                                                         Interest       Due          Principal                        Market Value
                                                        Rate/Yield      Date           Amount           Cost           at 6/30/02
                                                           ----         ----           ------           ----           ----------
SHORT-TERM SECURITIES:

COMMERCIAL PAPER -- 4.48%
  National Fuel Gas Co.                                     2.000%    07/16/02      $ 2,715,000    $   2,712,737      $   2,712,737
  Textron Financial Corp.                                   2.050     07/08/02        2,030,000        2,029,191          2,029,191
  Wisconsin Electric Power                                  1.770     07/01/02        3,330,000        3,330,000          3,330,000
                                                                                    -----------    -------------      -------------
    TOTAL SHORT-TERM SECURITIES                                                     $ 8,075,000    $   8,071,928      $   8,071,928
                                                                                    ===========    -------------      -------------
TOTAL INVESTMENTS    108.88%                                                                       $ 233,403,011      $ 195,972,538
                                                                                                   =============      -------------
  Other Assets         2.81                                                                                               5,055,863
  Liabilities        (11.69)                                                                                            (21,044,222)
                     ------                                                                                           -------------
TOTAL NET ASSETS     100.00%                                                                                          $ 179,984,179
                     ======                                                                                           =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
25

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                                                   Fair Value
CORPORATE RESTRICTED SECURITIES:                                   at 6/30/02
                                                                  ------------
AUTOMOBILE -- 5.39%
America's Body Co., Inc./LCP Holding Co.                          $  3,245,901
LIH Investors, L.P.                                                  3,912,969
Nyloncraft, Inc.                                                     2,545,132
                                                                  ------------
                                                                     9,704,002
                                                                  ------------
BEVERAGE, FOOD &
TOBACCO -- 2.31%
Beta Brands, Inc.                                                    1,483,069
Cains Foods, L.P.                                                      111,416
Premium Foods Group                                                  2,556,325
                                                                  ------------
                                                                     4,150,810
                                                                  ------------
BROADCASTING &
ENTERTAINMENT -- 0.17%
Echostar Communications, Inc.                                          313,500
                                                                  ------------
BUILDINGS & REAL ESTATE -- 8.65%
Adorn, Inc.                                                          2,180,925
Eagle Window & Door Holdings Co.                                     2,097,754
PGT Industries, Inc.                                                 2,264,579
Strategic Equipment & Supply Partners, Inc                           3,527,315
Therma-Tru Corporation                                               2,027,098
Truseal Technologies, Inc.                                           3,469,776
                                                                  ------------
                                                                    15,567,447
                                                                  ------------
CARGO TRANSPORT -- 1.85%
Kenan-Advantage Transport Company                                    2,062,311
Tidewater Holdings, Inc.                                             1,275,008
                                                                  ------------
                                                                     3,337,319
                                                                  ------------
CHEMICAL, PLASTICS &
RUBBER -- 2.63%
Delstar Holdings Corp.                                                     351
Process Chemicals LLC                                                2,629,572
RK Polymers LLC                                                      2,100,140
                                                                  ------------
                                                                     4,730,063
                                                                  ------------
CONSUMER PRODUCTS -- 11.17%
Alpha Shirt Company                                                  4,791,672
Colibri Holdings Corporation                                         2,040,085
Consumer Product Enterprises, Inc.                                     705,535
Corvest Group, Inc.                                                  4,001,462
Dexter Magnetic Technologies, Inc.                                   1,891,850
G C-Sun Holdings, L.P.                                               1,380,009
Keepsake Quilting, Inc.                                              2,006,507
The Tranzonic Companies                                              3,288,496
                                                                  ------------
                                                                    20,105,616
                                                                  ------------

                                                                   Fair Value
Corporate Restricted Securities: (Cont.)                           at 6/30/02
                                                                  ------------
CONTAINERS, PACKAGING &
GLASS -- 6.49%
C & K Manufacturing and Sales Company                             $    663,261
Capitol Specialty Plastics, Inc.                                           403
Paradigm Packaging, Inc.                                             2,311,362
Plassein Packaging, Inc.                                             1,078,897
Selig Acquisition Corporation                                        2,082,733
Snyder Industries, Inc.                                              3,092,505
Vitex Packaging, Inc.                                                2,447,162
                                                                  ------------
                                                                    11,676,323
                                                                  ------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING -- 15.30%
D T Industries, Inc.                                                   950,853
Evans Consoles, Inc.                                                 3,584,654
Highgate Capital LLC                                                   358,420
Hussey Seating Company                                               3,280,298
Jackson Products, Inc.                                                 307,282
Jason, Inc.                                                          1,851,412
Maxtec International Corp.                                             633,302
NPC, Inc.                                                            4,104,779
P W Eagle, Inc.                                                      4,315,141
Safety Speed Cut Manufacturing Company, Inc.                         3,747,109
Tinnerman-Palnut Engineered Components                               2,066,625
WEC Company, Inc.                                                      159,990
Wicor Americas, Inc.                                                 2,175,426
                                                                  ------------
                                                                    27,535,291
                                                                  ------------
DIVERSIFIED/CONGLOMERATE,
SERVICE -- 8.77%
Diversco, Inc./DHI Holdings, Inc.                                      696,034
Examination Management Services, Inc.                                3,640,426
Hamilton Funeral Services Centers, Inc.                              1,901,356
Lancaster Laboratories, Inc.                                         2,052,798
Pharmaceutical Buyers, Inc.                                          1,036,631
Sabex 2002, Inc.                                                     2,114,886
SpectaGuard Acquisition LLC                                          2,217,473
Washington Inventory Services, Inc.                                  2,129,116
                                                                  ------------
                                                                    15,788,720
                                                                  ------------
ELECTRONICS -- 7.11%
Advance Micro Devices, Inc.                                            390,625
Coining Corporation of America                                       2,276,397
Directed Electronics, Inc                                            4,258,476
Evolve Software, Inc                                                        20
Fairmarket, Inc                                                            268
Hyperion Solutions Corp.                                               180,000
IBEAM Broadcasting Corporation                                            --
Integration Technology Systems, Inc.                                 1,916,197
Precision Dynamics, Inc.                                             3,147,052
Sanmina-SCI Corp.                                                      397,850
Tridex Corp.                                                            60,000
Triquint Semiconductor, Inc.                                           169,875
                                                                  ------------
                                                                    12,796,760
                                                                  ------------
--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 2002
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                   Fair Value
Corporate Restricted Securities: (Cont.)                           at 6/30/02
                                                                  ------------
FARMING & AGRICULTURE -- 0.62%
Cuddy International Corp.                                         $     97,991
Polymer Technologies, Inc./
Poli-Twine Western, Inc.                                               962,891
Protein Genetics, Inc.                                                  50,175
                                                                  ------------
                                                                     1,111,057
                                                                  ------------
HEALTHCARE, EDUCATION &
CHILDCARE -- 5.29%
Beacon Medical Products, Inc.                                        2,114,058
DHD Healthcare, Inc.                                                 2,067,483
Enzymatic Therapy, Inc.                                              1,381,255
Nexell Therapeutics, Inc.                                            3,873,745
Viropharma, Inc.                                                        78,206
                                                                  ------------
                                                                     9,514,747
                                                                  ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS -- 5.39%
Fasteners for Retail, Inc.                                           4,691,099
JohnsonDiversey, Inc.                                                  218,400
Moss, Inc.                                                           1,052,844
Star International, Inc.                                             3,739,306
                                                                  ------------
                                                                     9,701,649
                                                                  ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT -- 5.06%
Adventure Entertainment Corporation                                     20,705
Grand Expeditions, Inc                                                 850,100
Isle of Capri Casinos, Inc.                                            454,500
Merit Industries, Inc.                                               3,778,538
Olympic Boat Centers, Inc.                                           4,003,662
                                                                  ------------
                                                                     9,107,505
                                                                  ------------
MACHINERY -- 1.57%
Ames Tru Temper, Inc.                                                1,985,911
Cymer, Inc.                                                            839,375
                                                                  ------------
                                                                     2,825,286
                                                                  ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS -- 1.21%
Better Minerals & Aggregates                                         2,182,116
                                                                  ------------

                                                                   Fair Value
Corporate Restricted Securities: (Cont.)                           at 6/30/02
                                                                  ------------
MISCELLANEOUS -- 2.17%
CapeSuccess LLC                                                   $    139,438
East River Ventures I, L.P. 27,481
Invitrogen Corp.                                                       330,969
Riverside '98 Grantor Trust                                            303,406
USFlow Corp.                                                         3,102,506
Victory Ventures LLC 2
Winsloew Escrow Corp.                                                    9,113
                                                                  ------------
                                                                     3,912,915
                                                                  ------------
OIL AND GAS -- 1.01%
Chaparral Resources, Inc.                                                  295
TransMontaigne Oil Company                                           1,814,960
                                                                  ------------
                                                                     1,815,255
                                                                  ------------
PERSONAL TRANSPORTATION -- 2.04%
Tronair, Inc.                                                        3,667,971
RETAIL STORES _ 1.41%
Rent-Way, Inc.                                                         113,133
Rite Aid Corp.                                                         143,500
TVI, Inc.                                                            2,273,119
                                                                  ------------
                                                                     2,529,752
                                                                  ------------
TELECOMMUNICATIONS -- 0.24%
Block Communications, Inc.                                             422,875
Jordan Telecom Products                                                     70
Telex Communications, Inc.                                              17,707
                                                                  ------------
                                                                       440,652
                                                                  ------------
Total Corporate Restricted
Securities -- 95.85%                                              $172,514,756
                                                                  ============

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1.   HISTORY

     MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser.

     The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

     On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

     A.  VALUATION OF INVESTMENTS:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $172,514,756 (95.85% of net assets) as of June 30, 2002 ($168,613,735 at
     June 30, 2001) whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2002, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B.   ACCOUNTING FOR INVESTMENTS:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     C.   USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


     D.   FEDERAL INCOME TAXES:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3.   MANAGEMENT FEE

     Under an investment services contract, Babson has agreed to invest for MassMutual Life Insurance Company's ("MassMutual") general account concurrently with the Trust in each restricted security purchased by the Trust. Babson, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Babson provides a continuing review of the investment operations of the Trust. Babson also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

     The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Credit Bond Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, 2002 and June 30, 2002 was:


                              PERFORMANCE
                              ADJUSTMENT                 AMOUNT
                              ----------                --------
     March 31, 2002             0.0625%                 $114,090
     June 30, 2002              0.0625%                 $112,914


--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


4.   SENIOR SECURED INDEBTEDNESS

     A.   NOTE PAYABLE

     MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. The Noteholder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended June 30, 2002 and 2001, the Trust incurred total interest expense on the Note of $739,000.

     B.   REVOLVING CREDIT AGREEMENT

     The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment. As of June 30, 2002 and 2001, there were no outstanding loans drawn against the revolving credit facility. For the period ended June 30, 2002 and 2001, the Trust incurred $18,493 and $18,596 in expense related to the undrawn portion.

5.   PURCHASES AND SALES OF INVESTMENTS
                                              FOR THE SIX          FOR THE SIX
                                              MONTHS ENDED         MONTHS ENDED
                                               6/30/2002            6/30/2001
                                              ------------         ------------
                                                COST OF INVESTMENTS ACQUIRED
                                              ---------------------------------
     Corporate restricted securities          $ 28,506,129         $ 15,248,269
     Corporate public securities                11,971,948            8,829,406
     Short-term securities                     277,078,482          294,515,627


                                              PROCEEDS FROM SALES OR MATURITIES
                                              ---------------------------------
     Corporate restricted securities          $ 24,283,020         $ 25,544,763
     Corporate public securities                12,405,955           10,029,326
     Short-term securities                     279,638,732          300,673,049


     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2002 is $37,430,473 and consists of $11,087,926 appreciation and $48,518,399 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2001 is $41,651,349 and consists of $15,026,434 appreciation and $56,677,783 depreciation.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

6.   QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                        PER                           PER
                                        AMOUNT         SHARE          AMOUNT         SHARE
                                    --------------     -----      --------------     -----
                                    MARCH 31, 2002                MARCH 31, 2001
                                    --------------                --------------
     Investment income              $    4,810,387                $    4,901,417
     Net investment income               3,587,006     $0.41           3,729,498     $0.43
     Net realized and unrealized
       gain (loss) on investments        2,640,053      0.30          (1,686,474)    (0.18)


                                     JUNE 30, 2002                 JUNE 30, 2001
                                    --------------                --------------
     Investment income                   4,866,101                     5,051,877
     Net investment income               3,767,012      0.43           3,844,565      0.44
     Net realized and unrealized
       (loss) gain on investments       (2,039,467)    (0.23)          2,449,657      0.29


RESULTS OF SHAREHOLDER MEETING

     The Annual Meeting of Shareholders was held on Friday, April 19, 2002. The Shareholders were asked to vote (1) to elect Steven A. Kandarian as a trustee for a three year term and to re-elect Jack A. Laughery and Corine
     T. Norgaard as trustees for a three-year term; (2) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2002; and (3) to approve the continuance of the Trust's current Investment Services Contract with Babson. The Shareholders approved all of the proposals. The results of the Shareholder votes are set forth below.

1.   ELECTION OF TRUSTEES:

                         SHARES:                                 % OF SHARES
     TRUSTEE:              FOR         WITHHELD       TOTAL       VOTED FOR
     --------------     ---------      -------      ---------    -----------
     S. A Kandarian     6,862,359      155,009      7,017,368      97.79%
     J. A. Laughery     6,889,728      127,640      7,017,368      98.18%
     C. T. Norgaard     6,901,676      115,692      7,017,368      98.35%

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002.

      SHARES:                                                 % OF SHARES
        FOR         AGAINST      ABSTAINED        TOTAL        VOTED FOR
     ---------      -------      ---------      ---------      ---------
     6,937,144       39,137         41,087      7,017,368        98.85%


3. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY INC., DATED JULY 1, 1988.

      SHARES:                                                 % OF SHARES
        FOR         AGAINST      ABSTAINED        TOTAL        VOTED FOR
     ---------      -------      ---------      ---------      ---------
     6,881,768       70,834         64,766      7,017,368        98.06%

--------------------------------------------------------------------------------
32

    TRUSTEES                              OFFICERS

Donald E. Benson*                Stuart H. Reese,        Chairman
Richard G. Dooley                Richard G. Dooley,      Vice Chairman
Donald Glickman                  Robert E. Joyal,        President
Martin T. Hart*                  Charles C. McCobb, Jr., Vice President &
Steven A. Kandarian                                      Chief Financial Officer
Jack A. Laughery                 Stephen L. Kuhn,        Vice President &
Corine T. Norgaard*                                      Secretary
Stuart H. Reese                  Roger W. Crandall,      Vice President
                                 Michael P. Hermsen,     Vice President
                                 Mary Wilson Kibbe,      Vice President
                                 Michael L. Klofas,      Vice President
                                 Richard C. Morrison,    Vice President
* Member of the Audit Committee  Clifford M. Noreen,     Vice President
                                 Richard E. Spencer, II, Vice President
                                 Mark B. Ackerman,       Treasurer
                                 John T. Davitt, Jr.,    Comptroller


                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.